Significant Accounting Policies (Details) - Schedule of class A common stock reflected in the unaudited condensed balance sheet are reconciled	9 Months Ended
Sep. 30, 2021 USD ($)
Schedule of class A common stock reflected in the unaudited condensed balance sheet are reconciled [Abstract]
Gross Proceeds	$ 345,000,000
Less:
Proceeds allocated to public warrants	(14,950,000)
Issuance costs related to Class A common stock	(18,634,696)
Plus:
Accretion of carrying value to redemption value	33,640,384
Contingently redeemable Class A common stock	$ 345,055,688